Share-Based Compensation - Additional Information (Details)				1 Months Ended				12 Months Ended
	Nov. 12, 2020 shares	Jan. 12, 2018 shares	Mar. 09, 2015 shares	Oct. 31, 2025 shares	Dec. 31, 2024 CNY (¥) shares	Oct. 31, 2020 shares	Jun. 30, 2020 $ / shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, granted									38,769,000
Change in fairvalue of restricted shares | ¥									¥ 0
Compensation expense | ¥									27,207,000	¥ 35,680,000	¥ 41,841,000
Unrecognized compensation expense | ¥								¥ 20,530,000	¥ 20,530,000
Weighted-average period for unrecognized compensation expense to be recognized									2 years 2 months 8 days
Weighted average exercise price, Granted | $ / shares								¥ 0.0014
Granted to Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, granted				7,000,000
2015 Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted			59,899,375
Options vesting period			5 years
2015 Share Option Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period			2 years
2018 Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted		25,703,602
2020 Share Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted	20,521,221
Annual increase, percentage of issued and outstanding shares	2.00%
Restricted Share Purchase Agreement With Shareholding Platform | Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of nonvested shares approved for accelerated vesting					240,440
Compensation expense | ¥					¥ 6,861,000				¥ 3,621,000	¥ 26,237,000	¥ 41,854,000
Number of shares granted						32,855,200
Weighted average exercise price, Granted | $ / shares							$ 0.0014
Unrecognized compensation costs | ¥								¥ 0	¥ 0